Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Schedule of asset retirement obligations

	December 31, 2019	December 31, 2018
Asset retirement obligation, beginning of period	$792,747	$1,046,621
Reduction in liability due to transfer of Cactus Mill property	(40,802)	-
Changes to estimated costs and timing to reclaim	-	(334,342)
Accretion expense	74,692	80,468
Asset retirement obligation, end of period	$826,637	$792,747